Annual Total Returns- Goldman Sachs Mid Cap Value Fund (Class A C Inst Serv Inv R R6 Shares) [BarChart] - Class A C Inst Serv Inv R R6 Shares - Goldman Sachs Mid Cap Value Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.61%)	17.98%	32.43%	13.25%	(9.46%)	12.81%	10.66%	(10.84%)	31.53%	8.33%